Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 197,048	$ 333,880	$ 501,422
Accounts receivable, net	1,789,986	549,568	310,363
Inventories, net	2,570,717	487,690	836,571
Prepaid expenses and other current assets	1,003,876	145,978	174,877
TOTAL CURRENT ASSETS	5,561,627	1,517,116	1,823,233
Property and equipment, net	3,667,107	4,491,089	6,099,219
Operating lease right of use assets	2,682,294
Goodwill	6,553,727	22,166	22,166
Intangible assets, net	16,433	21,533	28,333
Other assets	45,375	375	6
TOTAL ASSETS	18,526,563	6,052,279	7,972,957
CURRENT LIABILITIES
Accounts payable and accrued expenses	4,095,368	1,203,435	1,060,969
Floor plan payable	13,908	109,100	168,137
Current portion of operating lease liability	436,042
Advances, related party	179,565	174,333	179,704
Lines of credit	1,313,749		675,000
Note payable - related party, including accrued interest of $14,647 and $7,549 as of September 30, 2019 and December 31, 2018, respectively	131,647	124,549
Loan payable, related party - current portion	680,884
Notes payable - current portion	4,410,685	293,641	14,247
Uncertain tax liability		8,000	126,000
Warrant liability	172,144
Promissory notes - current portion	456,228		1,025,000
Customer deposits	2,939,331
Current portion of financing lease liability	344,716	299,157	615,349
TOTAL CURRENT LIABILITIES	15,174,267	2,212,215	3,864,406
Non-current notes-payable		3,262,434	58,020
Operating lease liability - long term, net of current portion	2,246,252
Promissory note payable - long term	1,025,000	1,025,000
Non-current deferred tax liability		364,601	988,601
Accrued expenses - long term, related party	792,300	451,857
Loan payable, related party - long term, net of current portion	3,593,325
Financing and capital lease liability, net of current portion	363,281	763,239	3,151,490
Vesting note payable			395,634
TOTAL LIABILITIES	23,194,425	8,079,346	8,458,151
SHAREHOLDERS' DEFICIT
Allocation shares, 1,000 shares issued and outstanding	1,000	1,000	1,000
Common Shares, 500,000,000 shares authorized, 3,165,625 and 3,115,625 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively	3,165	3,115	3,115
Additional paid-in capital	442,014	11,891	11,891
Accumulated deficit	(4,133,325)	(2,155,084)	(1,159,724)
TOTAL SHAREHOLDERS' DEFICIT	(3,687,146)	(2,139,078)	(1,143,718)
NONCONTROLLING INTERESTS	(980,716)	112,011	658,524
TOTAL SHAREHOLDERS' DEFICIT	(4,667,862)	(2,027,067)	(485,194)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 18,526,563	$ 6,052,279	$ 7,972,957